Intangible assets - Narrative (Details) - USD ($) $ in Millions	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2026	Jun. 30, 2025	Jun. 30, 2026	Jun. 30, 2025	Dec. 31, 2025
Intangible Asset, Goodwill and Other [Abstract]
Amortization of intangible assets	$ 50.1	$ 59.1	$ 100.4	$ 118.0	$ 227.2
Additions to intangible assets			$ 0.0